Investment in joint venture - Summary of movement in preferred shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment In Joint Venture [Abstract]
Balance, beginning of year	$ 264,880	$ 274,880
Distributions to partners during the year	0	(10,000)
Balance, end of year	$ 264,880	$ 264,880